SHAREHOLDERS' EQUITY (DEFICIT) (Schedule of Assumptions Used to Estimate Fair Value) (Details) - $ / shares			12 Months Ended
	Sep. 05, 2019	Jun. 12, 2019	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			72.29%
Dividend yield			0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			1.50%
Expected term			4 years 7 months 24 days
Exercise price			$ 2.55
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			1.67%
Expected term			5 years
Exercise price			$ 4.74
Level 3 [Member] | CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		2.13%
Expected volatility		82.29%
Dividend yield		0.00%
Expected term		10 years
Exercise price		$ 3.339
Level 3 [Member] | COO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Expected term	5 years 9 months
Level 3 [Member] | COO [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.43%
Expected volatility	82.82%
Exercise price	$ 0.24
Level 3 [Member] | COO [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.49%
Expected volatility	85.56%
Exercise price	$ 3.339